Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource
#: 1
	$ 4,342,911	Taxes	MEXICO		Government of Mexico Secretariat of Economy		Gold and Silver
#: 2
	418,209	Fees	MEXICO		Government of Mexico Secretariat of Economy		Gold and Silver
#: 3
	124,952	Fees	MEXICO		Ejido San Felipe		Gold and Silver
#: 4
	134,861	Fees	MEXICO		Ejido San Jose de las Bocas		Gold and Silver
#: 5
	346,297	Taxes	UNITED STATES		Shoshone County Tax Collector		Gold and Silver
#: 6
	855,261	Taxes	UNITED STATES		Pershing County Treasurer		Gold and Silver
#: 7
	457,598	Fees	UNITED STATES		Pension Benefit Guaranty Corporation		Gold and Silver
#: 8
	115,500	Fees	UNITED STATES	NEVADA	Nevada Division of Environmental Protection		Gold and Silver
#: 9
	298,965	Fees	UNITED STATES		Government of United States of America Department of the Treasury		Gold and Silver
#: 10
	180,187	Fees	UNITED STATES		Government of United States of America US Department of Interior		Gold and Silver
#: 11
	293,704	Fees	UNITED STATES		Government of United States of America Bureau of Land Management		Gold and Silver
#: 12
	4,342,911	Taxes	MEXICO			Cosala Operations	Gold and Silver
#: 13
	678,022	Fees	MEXICO			Cosala Operations	Gold and Silver
#: 14
	855,261	Taxes	UNITED STATES			Relief Canyon	Gold and Silver
#: 15
	409,204	Fees	UNITED STATES			Relief Canyon	Gold and Silver
#: 16
	346,297	Taxes	UNITED STATES			Galena Complex	Gold and Silver
#: 17
	879,078	Fees	UNITED STATES			Galena Complex	Gold and Silver
#: 18
	$ 57,672	Fees	UNITED STATES			Drumlummon	Gold and Silver